Personnel costs - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018
Personnel Costs [Line Items]
Share based payments	€ 1,942	€ 1,125	€ 1,146
Mr Altan
Personnel Costs [Line Items]
Incremental fair value of option granted | € / shares			€ 25
Number of stock options granted | shares			56,700
2017 Stock Option Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period				4 years
Share based compensation arrangement share option exercise period				2 years
2017 Stock Option Plan | Share Option One
Personnel Costs [Line Items]
Description about how options will be exercised share options granted				One third of the granted stock options can be exercised when the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
2017 Stock Option Plan | Share Option Two
Personnel Costs [Line Items]
Description about how options will be exercised share options granted				another third can be exercised when the share price exceeds the exercise price by 30% or more
2017 Stock Option Plan | Share Option Three
Personnel Costs [Line Items]
Description about how options will be exercised share options granted				another third when the share price exceeds the exercise price by 50% or more.
2019 Stock Option Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period			4 years
Share based compensation arrangement share option exercise period			3 years
Description about how options will be exercised share options granted			volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
Incremental fair value of option granted | € / shares			€ 5.93
2020 Stock Option Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period		4 years
Share based compensation arrangement share option exercise period		3 years
Description about how options will be exercised share options granted		the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
2021 Stock Option Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period	4 years
Share based compensation arrangement share option exercise period	3 years
Description about how options will be exercised share options granted	the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
Share based payments	€ 513	€ 1,125	€ 1,146
2021 Stock Option Plan | Capital reserve
Personnel Costs [Line Items]
Share based payments	€ 2,815	2,303	1,178
2021 Restricted Stock Unit Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period	4 years
Vested entitlement settlement trading days	40 days
2021 Restricted Stock Unit Plan | Restricted Stock Units
Personnel Costs [Line Items]
Share based payments	€ 1,429
2021 Restricted Stock Unit Plan | Capital reserve | Restricted Stock Units
Personnel Costs [Line Items]
Share based payments	1,429
Defined Contribution Pension Plans
Personnel Costs [Line Items]
Contributions to governmental pension schemes	€ 1,301	€ 872	€ 450